UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX November 4th, 2008
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69
Form 13F Information Table Value Total:   $725099
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     1151    58001 SH       SOLE                                      58001
AmeriCredit Corp.              common           03060R101    71943  7101960 SH       SOLE                  6437060            664900
American Express Co.           common           025816109      407    11500 SH       SOLE                     9000              2500
American Int'l Group           common           026874107       48    14500 SH       SOLE                    13000              1500
Anheuser Busch Co.             common           035229103     4859    74890 SH       SOLE                    50770             24120
Bancorp Inc., The              common           05969A105     6562  1312315 SH       SOLE                  1041861            270454
Bank of America                common           060505104      343     9800 SH       SOLE                     9800
Berkshire Hath Cl. A           common           084670108    21157      162 SH       SOLE                        6               156
Berkshire Hath Cl. B           common           084670207     2962      674 SH       SOLE                                        674
Cintas Corp.                   common           172908105     2018    70300 SH       SOLE                     3400             66900
Citigroup Inc.                 common           172967101      464    22628 SH       SOLE                    19900              2728
Clorox Co.                     common           189054109    18515   295339 SH       SOLE                   236000             59339
Coca-Cola Co.                  common           191216100    91823  1736440 SH       SOLE                  1518000            218440
Colgate Palmolive              common           194162103     4664    61900 SH       SOLE                    61300               600
ConocoPhillips                 common           20825C104     3421    46700 SH       SOLE                    46700
Covidien Ltd.                  common           G2552X108     1131    21037 SH       SOLE                     2850             18187
Ebay Inc.                      common           278642103    47130  2105900 SH       SOLE                  1872550            233350
Equifax Inc.                   common           294429105     2005    58200 SH       SOLE                     4000             54200
Exxon Mobil Corp.              common           30231G102     1243    16000 SH       SOLE                    16000
Furniture Brands Int'l         common           360921100     2625   249500 SH       SOLE                   240000              9500
Gannett Company                common           364730101      228    13460 SH       SOLE                                      13460
H&R Block                      common           093671105     5537   243400 SH       SOLE                   215300             28100
Home Depot                     common           437076102     2052    79250 SH       SOLE                    73000              6250
Interpublic Group Co.          common           460690100     3987   514458 SH       SOLE                   481221             33237
Johnson & Johnson              common           478160104    17835   257440 SH       SOLE                   199800             57640
Kraft Foods, Inc.              common           50075n104     4804   146680 SH       SOLE                   100000             46680
Lancaster Colony Corp.         common           513847103    46849  1243998 SH       SOLE                  1070900            173098
Leucadia Nat'l Corp.           common           527288104     5685   125100 SH       SOLE                     6000            119100
Liberty Media Cap. A           common           53071M302      370    27669 SH       SOLE                      780             26889
Liberty Media Ent. A           common           53071M500     2764   110676 SH       SOLE                     3120            107556
Liberty Media Int. A           common           53071M104    17936  1389313 SH       SOLE                  1176600            212713
Lowes Companies Inc.           common           548661107     2400   101300 SH       SOLE                     5000             96300
MGIC Investment                common           552848103      211    30025 SH       SOLE                    30000                25
Markel Corp.                   common           570535104      619     1760 SH       SOLE                                       1760
Microsoft Corp.                common           594918104    70016  2623320 SH       SOLE                  2344500            278820
Paychex Inc.                   common           704326107     2365    71600 SH       SOLE                     4000             67600
Penn West Energy Trust         common           707885109     1663    69000 SH       SOLE                     4000             65000
PepsiCo Inc.                   common           713448108    76993  1080300 SH       SOLE                  1024000             56300
Pfizer Inc.                    common           717081103    20360  1104100 SH       SOLE                   964000            140100
Philip Morris Int'l            common           718172109     2824    58701 SH       SOLE                                      58701
Procter & Gamble Co.           common           742718109    44082   632547 SH       SOLE                   533000             99547
Pulte Homes Inc.               common           745867101     5798   415000 SH       SOLE                   415000
Resource America Inc.          common           761195205     7081   745336 SH       SOLE                   708771             36565
SLM Corporation                common           78442P106     4539   367800 SH       SOLE                   365000              2800
Sprint Nextel Corp.            common           852061100     3965   650000 SH       SOLE                   650000
TJX Co.                        common           872540109     2149    70400 SH       SOLE                     4000             66400
Torchmark Corp.                common           891027104      466     7800 SH       SOLE                                       7800
Toyota Industries ADR          common           892330101     5700   200000 SH       SOLE                   200000
Tyco International             common           G9143X208     3687   105287 SH       SOLE                    87500             17787
U.S. Bancorp                   common           902973304     5008   139038 SH       SOLE                   114100             24938
USG Corp.                      common           903293405     2918   114000 SH       SOLE                   113100               900
United Healthcare              common           91324P102     4621   182000 SH       SOLE                   180000              2000
United Parcel Service          common           911312106     2120    33706 SH       SOLE                     2000             31706
Viacom Inc. Cl. B              common           92553P201    24489   985850 SH       SOLE                   948100             37750
Wal Mart Stores Inc.           common           931142103     9358   156251 SH       SOLE                   146500              9751
WellPoint Inc.                 common           94973V107     4677   100000 SH       SOLE                    99000              1000
Wells Fargo & Co.              common           949746101      544    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2313     6480 SH       SOLE                                       6480
Western Union Co.              common           959802109     3957   160401 SH       SOLE                     3000            157401
American Int'l Grp Pfd.                         026874859     1260   241900 SH       SOLE                   239000              2900
Fannie Mae Pfd. F                               313586703      366   110805 SH       SOLE                   110055               750
Fannie Mae Pfd. G                               313586802       54    17100 SH       SOLE                      600             16500
Fannie Mae Pfd. H                               313586885      558   155000 SH       SOLE                   155000
Fannie Mae Pfd. I                               313586877      968   293340 SH       SOLE                   285540              7800
Fannie Mae Pfd. L                               313586844      267    76167 SH       SOLE                    72267              3900
Fannie Mae Pfd. M                               313586836      455   146788 SH       SOLE                   134188             12600
Fannie Mae Pfd. N                               313586828      172    52149 SH       SOLE                    48949              3200
Fannie Mae Pfd. S                               313586752      414   190000 SH       SOLE                   190000
SLM Corp. Pfd. A                                78442P205    13147   551223 SH       SOLE                   536323             14900